Issued share capital and other reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Currency translation
Currency translation, beginning balance	€ 100	€ 17	€ (54)
Currency translation	(37)	83	71
Currency translation, ending balance	63	100	17
Cash flow hedges
Cash flow hedges, beginning balance	10	(4)	(3)
(Losses)/gains on fair value that may be subsequently reclassified consolidated statement of operations	(2)	4	(11)
(Gains)/losses reclassified to revenue	(44)	32	51
Losses/(gains) reclassified to cost of revenue	30	(20)	(40)
Deferred tax	3	(2)	(1)
Cash flow hedges, ending balance	(3)	10	(4)
Share-based compensation
Share-based payments, beginning balance	1,265	869	680
Share-based compensation (Note 18)	322	385	222
Income tax impact associated with share-based compensation (Note 9)	23	51	21
Restricted stock units withheld for employee taxes	(71)	(40)	(54)
Share-based payments, ending balance	1,539	1,265	869
Other reserves, ending balance	1,812	1,521	853
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and Long term investments
Investments, beginning balance	(18)	(3)	5
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	11	(23)	(8)
Losses/(gains) reclassified to consolidated statement of operations	7	4	(2)
Deferred tax	(4)	4	2
Investments, ending balance	(4)	(18)	(3)
Reserve of gains and losses from investments in equity instruments
Short term and Long term investments
Investments, beginning balance	161	(26)	1,059
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	76	212	(1,218)
Losses/(gains) on sale of long term investment reclassified to accumulated deficit	3	2	(134)
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	0	(5)	30
Deferred tax	(16)	(22)	237
Investments, ending balance	224	161	(26)
Reserve of change in fair value of financial liability attributable to change in credit risk of liability
Exchangeable Notes
Exchange notes beginning balance	3	0	0
(Losses)/gains on fair value attributable to changes in credit risk	(14)	4	0
Deferred tax	4	(1)	0
Exchange notes ending balance	€ (7)	€ 3	€ 0